Current Projects (FY) (Details) ¥ in Thousands, $ in Thousands									1 Months Ended						2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 04, 2019 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	May 10, 2017 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2016 CNY (¥)	Apr. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Oct. 31, 2018	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Apr. 29, 2019	Jul. 31, 2018 USD ($)	Jul. 31, 2017 AUD ($)	Aug. 31, 2009
Short-term funding amount																	$ 8,000,000
Loan agreement, term																	5 years	5 years
Consideration payable in acquisition to parent company, description																	In September 2019, AFE repurchased all of the shares in CRR in exchange for AFE shares. The CRR shareholders received one share of AFE for every ten shares of CRR. As a result of the transaction, CRR is a wholly-owned subsidiary of AFE.
Variable interest entity, qualitative or quantitative information, ownership percentage																		25.00%
Impairments																		$ 5,000,000	$ 3,500,000
Yima Joint Venture [Member]
Variable interest entity, qualitative or quantitative information, ownership percentage																		75.00%
Impairments																		$ 500,000	350,000
Yima Joint Venture [Member] | Third Parties [Member]
Cost method investments											$ 5,000,000				$ 0	$ 0		0	5,000,000
Batchfire Resources Pty Ltd [Member]
Variable interest entity, qualitative or quantitative information, ownership percentage																7.00%
Cost method investments											0				$ 0	$ 0		$ 0	0
Batchfire Resources Pty Ltd [Member] | Maximum [Member]
Ownership percentage purchased																				11.00%
Batchfire Resources Pty Ltd [Member] | Minimum [Member]
Ownership percentage purchased																				7.00%
Cape River Resources Pty Ltd [Member]
Ownership percentage purchased															15.00%	15.00%		15.00%
Equity method investments															$ 0	$ 0		$ 0
Pentland Coal Mine [Member] | GNE [Member]
Variable interest entity ownership percentage, sold									100.00%
Townsville Metals Infrastructure Pty Ltd [Member]
Ownership percentage purchased															15.00%	15.00%		15.00%
Variable interest entity, qualitative or quantitative information, ownership percentage																38.00%
Equity method investments															$ 0	$ 0		$ 0
Yima Joint Venture [Member]
Variable interest entity, qualitative or quantitative information, ownership percentage																75.00%		25.00%
AFE [Member]
Services revenue, delivery of a process design package				$ 2,000,000
Loan agreement, term				3 months
Payments to acquire equity method investments											$ 160,000		$ 470,000
Variable interest entity, qualitative or quantitative information, ownership percentage											36.00%
Equity method investments											$ 0				$ 0	$ 0		$ 0	0
AFE [Member] | Synthesis Energy Systems Technology, LLC [Member]
Stock issued during termination | shares	2,000
AFE [Member] | Synthesis Energy Systems Technology, LLC [Member] | April 4, 2019 [Member]
Ownership percentage purchased															100.00%	100.00%		100.00%
Shares issued in acquisition to parent company | shares																1,000,000
Consideration payable in acquisition to parent company, description																(i) an additional $2.0 million in three equal installments, with the first installment paid at closing and the remainder over the subsequent twelve months, and (ii) $3.8 million on the earlier of the closing of a construction financing by AFE or five years from closing.
Shares issued in settlement of invoices | shares																1,000,000
Amount paid in settlement of invoices																$ 100,000
AFE [Member] | First Installment Paid [Member] | Synthesis Energy Systems Technology, LLC [Member]
Payments for installments	$ 2,000,000
AFE [Member] | Earlier of The Closing [Member] | Synthesis Energy Systems Technology, LLC [Member]
Payments for installments	3,800,000
AFE [Member] | First Million [Member] | Synthesis Energy Systems Technology, LLC [Member]
Accounts receivable with the fair value	100,000
AFE [Member] | Second Million [Member] | Synthesis Energy Systems Technology, LLC [Member]
Deferred liability of down payment on purchase of subsidary	$ 70,000
AFE [Member] | Loan Agreement [Member]
Short-term funding amount																					$ 260,000
Debt Instrument, interest rate, stated percentage																					6.00%
AFE [Member] | Loan Agreement [Member] | Australian Dollar [Member]
Short-term funding amount																						$ 350
SES EnCoal Energy [Member]
Ownership percentage purchased															50.00%	50.00%	50.00%	50.00%
Payments to acquire equity method investments										$ 11,000	76,000	$ 6,000
Equity method investments											$ 36,000				$ 19,000	$ 19,000	$ 17,000	$ 19,000	36,000
Yima Joint Venture [Member]
Ownership percentage purchased																							25.00%
Cost method investments															0	$ 0	0	0
Due from joint ventures												2,500,000
Proceeds from reimbursement of construction costs by joint venture																			900,000
Cost-method investments, other than temporary impairment																			3,500,000
Impairments															$ 350,000			$ 500,000
Yima Joint Venture [Member] | Chinese Renminbi Yuan [Member]
Due from joint ventures												$ 16,000,000
Proceeds from reimbursement of construction costs by joint venture																			$ 6,150,000
STT [Member]
Proceeds from capital contribution							$ 8,000,000
STT [Member] | Two Years [Member]
Proceeds from capital contribution					$ 680,000		680,000
STT [Member] | Chinese Renminbi Yuan [Member]
Proceeds from capital contribution | ¥								¥ 5,380
STT [Member] | Chinese Renminbi Yuan [Member] | Two Years [Member]
Proceeds from capital contribution | ¥						¥ 4,620		4,620
TSEC Joint Venture [Member]
Ownership percentage purchased													25.00%	25.00%	35.00%	35.00%		35.00%
Equity method investments															$ 0	$ 0	$ 0	$ 0
Proceeds from capital contribution							$ 1,490,000
Gain loss on restructuring		$ 11,150,000
TSEC Joint Venture [Member] | Payments of Remaining Funds Related to the Restructuring Agreement [Member]
Ownership percentage purchased													25.00%	25.00%
Ownership percentage description													Innovative Coal Chemical Design Institute ("ICCDI") has became a 25% owner of the TSEC Joint Venture, we decreased our ownership to 25% and STT decreased its ownership to 50%.	Innovative Coal Chemical Design Institute ("ICCDI") has became a 25% owner of the TSEC Joint Venture, we decreased our ownership to 25% and STT decreased its ownership to 50%.
Revenue from related parties													$ 1,700,000
TSEC Joint Venture [Member] | Payments of Outstanding Invoices for Services [Member]
Revenue from related parties													$ 180,000
TSEC Joint Venture [Member] | Chinese Renminbi Yuan [Member]
Proceeds from capital contribution | ¥								¥ 100
Gain loss on restructuring | ¥			¥ 170
TSEC Joint Venture [Member] | Chinese Renminbi Yuan [Member] | Payments of Remaining Funds Related to the Restructuring Agreement [Member]
Revenue from related parties | ¥														¥ 11,150
TSEC Joint Venture [Member] | Chinese Renminbi Yuan [Member] | Payments of Outstanding Invoices for Services [Member]
Revenue from related parties | ¥														¥ 1,200